SCHEDULE OF CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS? EQUITY (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Balance	$ 5,230,000	$ 7,578,000	$ 10,331,000	$ 7,578,000	$ 13,198,000	$ 10,331,000	$ 10,036,000	$ 13,198,000	$ 10,036,000	$ 7,910,000
Net loss	(6,119,000)		(2,460,000)	(8,486,000)	(5,445,000)	(6,398,000)	(1,653,000)		(4,638,000)	230,000
Issuance of common stock and warrants, net of stock offering costs			1,604,000		1,640,000	3,529,000	4,508,000		4,030,000	4,950,000
Stock based compensation				36,000	138,000	110,000	307,000		382,000	44,000
Other			6,000		(1,000)	6,000
Balance	(872,000)	5,230,000	9,544,000	(872,000)	9,544,000	7,578,000	13,198,000	7,578,000	10,331,000	10,036,000
Common Stock [Member]
Balance	$ 64,000	$ 64,000	$ 32,000	$ 64,000	$ 31,000	$ 32,000	$ 12,000	$ 31,000	$ 12,000	$ 13,000
Balance, shares	6,418,061	6,418,061	3,167,488	6,418,061	3,148,219	3,167,488	1,221,209	3,148,219	1,221,209	1,301,358
Net loss
Issuance of common stock and warrants, net of stock offering costs			$ 11,000		$ 11,000	$ 32,000	$ 19,000		$ 10,000	$ 6,000
Issuance of common stock and warrants, net of stock offering costs, shares			1,052,771		1,057,810	3,250,573	1,909,519		1,014,230	550,000
Stock based compensation
Stock based compensation ,shares							15,803		15,803	2,242
Other			$ (1,000)
Other, shares							1,688			19,047
Balance	$ 64,000	$ 64,000	$ 42,000	$ 64,000	$ 42,000	$ 64,000	$ 31,000	$ 64,000	$ 32,000	$ 12,000
Balance, shares	6,418,061	6,418,061	4,220,259	6,418,061	4,220,259	6,418,061	3,148,219	6,418,061	3,167,488	1,221,209
Additional Paid-in Capital [Member]
Balance	$ 33,448,000	$ 33,429,000	$ 29,822,000	$ 33,429,000	$ 29,698,000	$ 29,822,000	$ 24,903,000	$ 29,698,000	$ 24,903,000	$ 20,151,000
Net loss
Issuance of common stock and warrants, net of stock offering costs			1,593,000		1,629,000	3,497,000	4,489,000		4,026,000	4,944,000
Stock based compensation						110,000	307,000
Other			1,000				(1,000)
Balance	33,465,000	33,448,000	31,479,000	33,465,000	31,479,000	33,429,000	29,698,000	33,429,000	29,822,000	24,903,000
Receivables from Stockholder [Member]
Balance			(6,000)			(6,000)
Net loss
Issuance of common stock and warrants, net of stock offering costs									(6,000)
Stock based compensation
Other						6,000
Balance									(6,000)
Retained Earnings [Member]
Balance	(28,282,000)	(25,915,000)	(19,517,000)	(25,915,000)	(16,531,000)	(19,517,000)	(14,879,000)	(16,531,000)	(14,879,000)	(12,254,000)
Net loss	(6,119,000)		(2,460,000)	(8,486,000)	(5,445,000)	(6,398,000)	(1,653,000)		(4,638,000)	230,000
Issuance of common stock and warrants, net of stock offering costs
Stock based compensation
Other					(1,000)		1,000
Balance	$ (34,401,000)	$ (28,282,000)	$ (21,977,000)	$ (34,401,000)	$ (21,977,000)	$ (25,915,000)	$ (16,531,000)	$ (25,915,000)	$ (19,517,000)	$ (14,879,000)